Staff expenses (Tables)	12 Months Ended
Dec. 31, 2021
Staff expenses [abstract]
Summary of staff expenses
Staff expenses
in EUR million 2021 2020 2019
Salaries 4,011 3,751 3,572
Pension costs and other staff-related benefit costs 408 395 366
Social security costs 563 538 530
Share-based compensation arrangements 31 19 41
External employees 699 881 974
Education 47 43 64
Other staff costs 182 186 208
5,941 5,812 5,755

Summary of number of employees
Number of employees
Netherlands Rest of the world Total
2021 2020 2019 2021 2020 2019 2021 2020 2019
Total average

number
of internal employees at full time
equivalent basis
15,138 15,201 14,415 42,523 40,701 39,016 57,660 55,901 53,431

Summary of changes in share awards
Changes in share awards
Share awards (in numbers)
Weighted average grant

date fair
values (in euros)
2021 2020 2019 2021 2020 2019
Opening balance 3,878,219 3,857,048 5,854,999 7.25 11.14 11.62
Granted 3,391,122 3,864,951 2,170,654 9.69 5.12 10.04
Performance effect 11.12
Vested -3,459,163 -3,690,340 -3,945,020 9.25 9.01 11.23
Forfeited -135,506 -153,440 -223,585 7.61 8.55 11.39
Closing balance 3,674,672 3,878,219 3,857,048 7.60 7.25 11.14